BANK CREDIT	12 Months Ended
Dec. 31, 2013
BANK CREDIT [Abstract]
BANK CREDIT

NOTE 7:       BANK CREDIT

a.	On February 10, 2011 the Company received a $100 credit line from an Israeli bank.. As of December 31, 2012, the entire amount was utilized. As of December 31, 2013 no funds were drawn from the credit line.

b.	Regarding guarantees and liens - see Note 9b.